Note 13 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about reconciliation of effective tax rate explanatory [text block]
	September 30, 2025	September 30, 2024	September 30, 2023
	$	$	$
Net loss	(12,229,348)	(2,801,946)	(7,372,225)
Statutory tax rate	28.21%	25.98%	27.74%
Expected income tax recovery	(3,450,195)	(727,974)	(2,044,920)
Deductible and non-deductible items	735,134	(81,243)	201,236
True up of prior year amounts	250,549	634,727	336,254
Change in deferred tax assets not recognized	2,464,512	174,490	1,507,430
Total income tax recovery	-	-	-

Disclosure of unrecognized deferred tax assets, explanatory [text block]
	September 30, 2025	September 30, 2024
	$	$
Non-capital losses	39,436,000	30,757,000
Share issuance costs	549,000	698,000
Valuation allowance	(39,985,000)	(31,455,000)
Net deferred income tax assets	-	-

Disclosure of tax loss carry-forward explanatory [text block]
Year of Origin	Year of Expiry	Non-Capital Losses
		$
2019	2039	42,000
2020	2040	298,000
2021	2041	8,096,000
2022	2042	12,832,000
2023	2043	4,278,000
2024	2044	2,874,000
2025	2045	3,936,000
		32,356,000